Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

	Summary Compensation Table (SCT) Total for CEO* ($)	Compensation Actually Paid to CEO(1)/(2)/(3) ($)	Average SCT Total for (non-CEO) NEOs* ($)	Average Compensation Actually Paid to (non-CEO) NEOs(1)/(2)/(3) ($)	Value of initial fixed $100 investment based on		(GAAP)	Company Selected Measure (Non-GAAP)
Year					TSR (Pfizer) ($)	TSR (Peer Group)** ($)	Net Income ($B)	Adj. Net Income*** ($B)
2024	24,648,727	38,522,253	8,504,021	11,713,836	89	164	8.03	17.96
2023	21,562,064	(62,146,536)	6,330,278	(9,473,859)	91	156	2.12	11.24
2022	33,017,453	5,662,152	14,842,288	8,437,687	154	144	31.37	39.12
2021	24,353,219	115,175,594	9,289,461	40,940,768	172	134	21.98	25.24
2020	21,033,570	29,667,753	9,599,590	11,911,035	103	109	9.16	16.73

Company Selected Measure Name	Adjusted Net Income
Named Executive Officers, Footnote	SCT Total. As noted earlier in this Proxy Statement, reflects the grants made during the year for which the applicable performance goals have been set under GAAP rules. The accounting rules provide that PSAs are deemed granted and therefore included in the SCT when the applicable goals are set; therefore, one-third of the PSAs is included in the SCT Total in each of the three performance years as a result of the use of three, separately established annual goals. For 2024, see “2024 Grants of Plan-Based Awards Table” for additional detail on the “Long-Term Incentive Award Modification” in September 2024. For 2022, equity awards reported in the SCT include the “make-whole awards” for Mr. Denton in connection with his hiring, as detailed in the Leadership Transition section in the 2023 Proxy Statement.
Peer Group Issuers, Footnote	Peer Group TSR. Represents the DRG Index (NYSE ARCA Pharmaceutical Index) peer group.
PEO Total Compensation Amount	$ 24,648,727	$ 21,562,064	$ 33,017,453	$ 24,353,219	$ 21,033,570
PEO Actually Paid Compensation Amount	$ 38,522,253	(62,146,536)	5,662,152	115,175,594	29,667,753
Adjustment To PEO Compensation, Footnote	To calculate CAP, as defined by the SEC, the following deductions and additions were made to the SCT Total compensation:
CEO — Summary Compensation Table Total to CAP Reconciliation(i)

Year	CEO/Principal Executive Officer (PEO)	Reported Summary Compensation Table (SCT) Total ($)	Deductions: Reported Value of Stock and Option Awards ($)	Deductions: Reported Change in the Actuarial Present Value of Pension ($)	SCT Adjusted Total ($)	Fair Value of Grant During the Year at 12/31 ($)	Change in Fair Value of Prior Years’ Awards (Unvested at 12/31) ($)	Change in Fair Value of Prior Years’ Awards that Vested During Applicable Year ($)	CAP to CEO ($)
		A	B	C	D=A-B-C	E	F	G	H=D+E+F+G
2024	Bourla	24,648,727	14,832,663	0	9,816,064	18,024,522	11,344,823	(663,156)	38,522,253
2023	Bourla	21,562,064	17,506,870	8,440	4,046,754	2,676,420	(54,869,053)	(14,000,657)	(62,146,536)
2022	Bourla	33,017,453	18,822,635	2,473,747	11,721,071	23,195,458	(19,441,173)	(9,813,204)	5,662,152
2021	Bourla	24,353,219	13,231,457	49,901	11,071,861	47,742,308	57,799,698	(1,438,273)	115,175,594
2020	Bourla	21,033,570	11,680,768	1,367,780	7,985,022	20,171,525	2,516,212	(1,005,006)	29,667,753
(Amounts are subject to rounding.)
(i) See “2024 Grants of Plan-Based Awards Table” for additional detail on the “Long-Term Incentive Award Modification” in September 2024.

Non-PEO NEO Average Total Compensation Amount	$ 8,504,021	6,330,278	14,842,288	9,289,461	9,599,590
Non-PEO NEO Average Compensation Actually Paid Amount	$ 11,713,836	(9,473,859)	8,437,687	40,940,768	11,911,035
Adjustment to Non-PEO NEO Compensation Footnote
Average Non-CEO NEOs — Summary Compensation Table Total to CAP Reconciliation(i)

Year	Non-CEO NEOs(ii)	Reported Summary Compensation Table (SCT) Total ($)	Deductions: Reported Value of Stock and Option Awards ($)	Deductions: Reported Change in the Actuarial Present Value of Pension ($)	SCT Adjusted Total ($)	Fair Value of Grant During the Year at 12/31 ($)	Change in Fair Value of Prior Years’ Awards (Unvested at 12/31) ($)	Change in Fair Value of Prior Years’ Awards that Vested During Applicable Year ($)	Avg. CAP to (non-CEO) NEOs ($)
		A	B	C	D=A-B-C	E	F	G	H=D+E+F+G
2024	Denton, Dolsten, Malik and Boshoff(iii)	8,504,021	3,802,672	—	4,701,349	4,881,641	2,183,867	(53,021)	11,713,836
2023	Denton, Dolsten, Lankler, Malik, Hwang, and Pao(iii)	6,330,278	3,903,883	126,204	2,300,191	583,665	(9,788,919)	(2,568,796)	(9,473,859)
2022	Denton, Pao, Dolsten, Hwang, and D’Amelio(iii)	14,842,288	6,029,494	—	8,812,794	6,608,542	(4,530,369)	(2,453,280)	8,437,687
2021	D’Amelio, Dolsten, Hwang, Lankler and Young(iii)	9,289,461	4,583,167	53,838	4,652,456	16,368,787	20,441,286	(521,762)	40,940,768
2020	D’Amelio, Dolsten, Hwang, and Young	9,599,590	4,416,359	1,050,895	4,132,336	7,370,367	1,057,547	(649,214)	11,911,035
(Amounts are subject to rounding.)
(i)    See “2024 Grants of Plan-Based Awards Table” for additional detail on the “Long-Term Incentive Award Modification” in September 2024.
(ii)    Except for Messrs. Denton and Malik and Dr. Pao, the NEOs met the criteria for retirement treatment on their equity awards for the respective year.
(iii)    For 2024, Dr. Dolsten served as an executive officer until the close of business on December 31, 2024 and terminated employment on February 28, 2025. For 2023, Ms. Hwang and Dr. Pao were no longer serving as executive officers at fiscal-year end (former Chief Commercial Officer (CCO) and Chief Development Officer (CDO), respectively). For 2022, Mr. D’Amelio was no longer serving as an executive officer at fiscal year-end (former CFO). For 2021, Mr. Young was no longer serving as an executive officer at fiscal year-end (former Group President, Chief Business Officer).

Equity Valuation Assumption Difference, Footnote	The Monte Carlo Simulation used to determine values for the TSRUs uses the valuation date (or the prior business day where the valuation date falls on the weekend or holiday) assumptions of: stock price, expected dividend yield, risk-free interest rate, and stock price volatility, as determined in accordance with ASC Topic 718. However, for outstanding awards granted prior to the Upjohn/Mylan transaction (closed November 2020) the valuations of these grants utilized an adjusted grant price which factored in the value of the dividends prior to the close, consistent with what shareholders would have already received. The PSAs valuation methodology utilized the equity intrinsic value accounting, with the applicable performance conditions applied and dividend equivalents accrued based on the applicable performance conditions. For Mr. Denton’s RSU “make-whole award”, dividend equivalent units are accumulated during the vesting period at the applicable dividend dates, and reinvested as additional RSUs which are settled in shares with the underlying RSUs on the vesting date.
Compensation Actually Paid vs. Total Shareholder Return	CEO and Average NEOs CAP versus TSR Performance* * TSR value based on $100 investment of Pfizer versus DRG Index as of December 31, 2019.
Compensation Actually Paid vs. Net Income	CEO and Average NEOs CAP versus Net Income (GAAP)
Compensation Actually Paid vs. Company Selected Measure	CEO and Average NEOs CAP versus Adjusted Net Income (Non-GAAP)
Total Shareholder Return Vs Peer Group	CEO and Average NEOs CAP versus TSR Performance* * TSR value based on $100 investment of Pfizer versus DRG Index as of December 31, 2019.
Tabular List, Table

Most Important Performance Measures
Adjusted Net Income
Total Revenue
Adjusted Diluted EPS
Cash Flow from Operations

Total Shareholder Return Amount	$ 89	91	154	172	103
Peer Group Total Shareholder Return Amount	164	156	144	134	109
Net Income (Loss)	$ 8,030,000,000.00	$ 2,120,000,000	$ 31,370,000,000	$ 21,980,000,000	$ 9,160,000,000
Company Selected Measure Amount	17,960,000,000	11,240,000,000	39,120,000,000	25,240,000,000	16,730,000,000
PEO Name	Bourla	Bourla	Bourla	Bourla	Bourla
Additional 402(v) Disclosure	As the pension plan was frozen, no service cost was included in the calculation of CAP. Additionally, dividends are not paid on PSAs until they settle and then solely on the earned shares.
The following illustrates the relationship between the CAP of our CEO and average non-CEO NEOs (Avg. NEO) and company performance as well as peer performance.
•The 5-year compensation history of the CEO and Avg. NEO shows that the disclosed CAP aligns with Pfizer’s TSR which outperformed the DRG Index TSR for 2021 and 2022, tracked the DRG Index for 2020 and underperformed for 2023 and 2024. The values are based on a $100 investment made on December 31, 2019.
•Considering the significant weighting of long-term stock-based incentives in our pay mix (75%-80% for the CEO and 60%-70% on average for the other NEOs, of target total direct compensation) due to the intended alignment between the financial interests of our executives and shareholders, the CAP values are significantly influenced by Pfizer’s stock price.
•This is illustrated by the impact of stock price decline since 2021. When comparing year-end stock prices in 2021 ($59.05) to 2024 ($26.53), there was a reduction of approximately 55%, which resulted in a significant decline in CAP values since 2021.
•The significant weighting of long-term stock-based incentives in our mix is further demonstrated when the stock price increases, when comparing the 2020 year-end stock price of $36.81 to the 2021 year-end stock price of $59.05, which is an approximate 60% increase. This stock price increase resulted in a year-over-year change in value of outstanding long-term incentives which is reflected in the increase in the CAP value in 2021 compared to the CAP value in 2020.
Overall, the Committee believes the executive compensation program strikes an appropriate balance between incentivizing our executives based on performance, as well as utilizing market competitive pay practices. This is also evidenced by the performance metrics the Committee selected to link pay with performance as described in the section below. See our “Compensation Discussion and Analysis” for additional information regarding Pfizer’s pay-for-performance executive compensation program.
COMPANY PERFORMANCE METRICS
Pfizer’s executive compensation program appropriately aligns pay and performance as the Committee seeks to utilize metrics that incentivize and strengthen our alignment to our compensation philosophy, as well as our focus on long-term sustainable growth. The metrics (non-GAAP) listed below are the performance metrics the Committee deems as the most important financial performance measures used to link compensation actually paid to our NEOs to the company’s performance for the most recently completed fiscal year, as further described in our Compensation Discussion and Analysis within the sections titled “2024 Annual Incentive Award/Global Performance Plan (GPP)” and “2024 Annual Long-Term Incentive Award Program”.
The supplemental table and graphs below compare the realized pay for Dr. Bourla over five years with the disclosed SCT Total and CAP.

Year	SCT Total ($)	CAP ($)	Realized Pay(1) ($)
2024	24,648,727	38,522,253	9,499,998
2023	21,562,064	(62,146,536)	25,724,089
2022	33,017,453	5,662,152	26,621,180
2021	24,353,219	115,175,594	16,676,919
2020	21,033,570	29,667,753	9,986,957
(Amounts are subject to rounding.)
(1)Realized Pay is defined as base salary, short-term incentive bonus paid on account of the performance year, and payouts/settlements of long-term incentive awards during the applicable year.

Year	Salary ($)	Bonus ($)	LTI Settlements ($)	Realized Pay ($)
2024	1,800,000	7,020,000	679,998	9,499,998
2023	1,787,500	0	23,936,589	25,724,089
2022	1,737,500	7,650,000	17,233,680	26,621,180
2021	1,687,500	8,000,000	6,989,419	16,676,919
2020	1,650,000	5,491,800	2,845,157	9,986,957
(Amounts are subject to rounding.)
Supplemental Table: Realized Pay Comparisons
The graph above illustrates our CEO’s realized pay compared to the CAP and SCT Total for 2020-2024. For 2023, the year-end stock price declined from 2022, therefore resulting in a negative CAP value attributable to the decline in the value of outstanding equity awards. The CAP value differs significantly from the realized pay and SCT Total.
	See our “Compensation Discussion and Analysis” for additional information regarding Pfizer’s pay-for-performance executive compensation program.
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Net Income
Non-GAAP Measure Description	Adjusted Net Income. Results used for PSA purposes. Adjusted Net Income is defined as U.S. GAAP net income attributable to Pfizer Inc. common shareholders before the impact of amortization of intangible assets, certain acquisition-related items, discontinued operations and certain significant items; and is adjusted to reflect budgeted FX rates for the year and further refined to exclude certain other unbudgeted or non-recurring items including acquired in-process research and development expenses.
Measure:: 2
Pay vs Performance Disclosure
Name	Total Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted Diluted EPS
Measure:: 4
Pay vs Performance Disclosure
Name	Cash Flow from Operations
PEO
Pay vs Performance Disclosure
PEO Total Compensation Amount, Adjusted	$ 9,816,064	$ 4,046,754	$ 11,721,071	$ 11,071,861	$ 7,985,022
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(8,440)	(2,473,747)	(49,901)	(1,367,780)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(14,832,663)	(17,506,870)	(18,822,635)	(13,231,457)	(11,680,768)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	18,024,522	2,676,420	23,195,458	47,742,308	20,171,525
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,344,823	(54,869,053)	(19,441,173)	57,799,698	2,516,212
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(663,156)	(14,000,657)	(9,813,204)	(1,438,273)	(1,005,006)
Non-PEO NEO
Pay vs Performance Disclosure
Non-PEO Total Compensation Amount, Adjusted	4,701,349	2,300,191	8,812,794	4,652,456	4,132,336
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(126,204)	0	(53,838)	(1,050,895)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,802,672)	(3,903,883)	(6,029,494)	(4,583,167)	(4,416,359)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,881,641	583,665	6,608,542	16,368,787	7,370,367
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,183,867	(9,788,919)	(4,530,369)	20,441,286	1,057,547
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (53,021)	$ (2,568,796)	$ (2,453,280)	$ (521,762)	$ (649,214)